Trade and Other Receivables - Summary of Loss Allowance by Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	$ 140	$ 133	$ 153
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	34	31	22
Europe Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	83	78	74
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	$ 23	$ 24	$ 57